CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary Shares		Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2021		$ 68,351	$ 123		$ 1,266,822	$ (12,322)	$ (1,246,207)	$ 59,935
Balance (in shares) at Dec. 31, 2021	[1]		9,028,485
Increase (Decrease) in Stockholders' Equity
Option exercise		20			20
Option exercise (in shares)	[1]		4,430
Cancellation of restricted shares issued	[1]		(4,702)
Share buyback		$ (13)				(13)
Share buyback (in shares)		(15,699)	(3,925)	[1]
Restricted shares issued and restricted share units released		$ 603			603
Restricted shares issued and restricted share units released (in shares)	[1]		48,795
Net loss		(5,002)					(5,002)
Other comprehensive loss:
Foreign currency translation		(6,495)						(6,495)
Balance at Dec. 31, 2022		57,464	$ 123		1,267,445	(12,335)	(1,251,209)	53,440
Balance (in shares) at Dec. 31, 2022	[1]		9,073,083
Increase (Decrease) in Stockholders' Equity
Option exercise		4			4
Option exercise (in shares)	[1]		843
Share buyback
Share buyback (in shares)
Restricted shares issued and restricted share units released		$ 293			293
Restricted shares issued and restricted share units released (in shares)	[1]		39,844
Net loss		(3,851)					(3,851)
Other comprehensive loss:
Foreign currency translation		(2,527)						(2,527)
Balance at Dec. 31, 2023		$ 51,383	$ 123		1,267,742	(12,335)	(1,255,060)	50,913
Balance (in shares) at Dec. 31, 2023		9,114,000	9,113,770	[1]
Increase (Decrease) in Stockholders' Equity
Share buyback
Share buyback (in shares)
Restricted shares issued and restricted share units released		$ 117			117
Restricted shares issued and restricted share units released (in shares)	[1]		42,864
Issued shares value adjustment			$ 33		(33)
Net loss		(4,368)					(4,368)
Other comprehensive loss:
Foreign currency translation		(1,906)						(1,906)
Balance at Dec. 31, 2024		$ 45,226	$ 156		$ 1,267,826	$ (12,335)	$ (1,259,428)	$ 49,007
Balance (in shares) at Dec. 31, 2024		9,157,000	9,156,634	[1]

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022. The outstanding shares and treasury stock shares for 2021 have been adjusted retroactively to reflect the one-for-four reverse share split.